Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.34

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025060645	XXX	XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	1	Closed	Missing XXX Tax Transcript for Borrower XXX.	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in verified disposable income.;	XXX XXX - Recd most recent years wage transcript for XXX.	XXX - Recd most recent years wage transcript for XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060645	XXX	XXX	XXX	Credit	Missing Verification of Liability (Contingent or Otherwise)	XXX	2	Acknowledged	Missing pay history for private mortgage being paid off with XXX.	Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in verified disposable income.;	XXX - XXX Investor Acknowledged Exception

XXX - "Please see attached Deed Of Trust and payoff letter. The loan was a private lien and monthly payments were not applicable; therefore, there is no payment history. Note that the amount on the Deed of Trust matches to the principal balance on the payoff letter prior to interest calculation."
--Finding remains. Borrowers appear to have been remitting interest only payments as the payoff collects interest from XXX and the loan originated in XXX with no principal reduction. Missing private XXX. Or, investor acknowledgement for the exception to guidelines.

XXX - "It is a private lien, so it does not report on credit."
--Finding remains. Missing VOM, XXX.

XXX - Recd settlement statement.
												--Finding remains. Missing VOM, XXX.	Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025060643	XXX	XXX	XXX	Credit	Questionable Occupancy	XXX	2	Acknowledged	Borrower is purchasing a second home XXX miles from primary residence. Investor approved exception on page 560.		Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below maximum XXX% per guidelines.;		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025060643	XXX	XXX	XXX	Compliance	Missing Change of Circumstance Disclosure	XXX	1	Closed	Missing re-disclosed XXX issued XXX, as per disclosure tracking (pg 265).	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below maximum XXX% per guidelines.;	XXX - Exception is cleared with the attached re-disclosed XXX and corresponding XXX.	XXX - Exception is cleared with the attached re-disclosed LE and corresponding XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060643	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing letter from CPA stating the use of business funds would not adversely effect business.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below maximum XXX% per guidelines.;	XXX - Recd response from investor, "I spoke with the head of credit at XXX and the intention of the guideline is that if they meet and apply any of the cash flow options, they wouldn’t need a CPA letter regardless. I will have them clarify in their next guideline update. We would prefer to not have to call this an exception but if we need then we will grant it.
-- Clarification of interpretation of seller guideline received from investor. Cash flow analysis pg 554 in file, thus no CPA letter required.

XXX - Posted response is insufficient to satisfy the exception.
--Finding remains. Refer to the XXX bullet point in guidelines business funds, Funds from a XXX account may be used for down payment, closing costs and reserves if the borrower is a XXX of the company and the company's CPA , XXX, or Accountant provides a statement indicating withdrawal of funds will not negatively impact the business.
**XXX

XXX - Attached borrower letter of explanation is insufficient to satisfy the exception.
--Finding remains. Missing CPA letter confirming the use of assets from XXX account will not negatively impact the borrowers self-employment businesses, XXX (Coastal XXX).

XXX - Attached eDisclosure does not correspond to the exception.
--Finding remains. Missing CPA letter confirming the use of business funds would not adversely impact the business.	XXX- Recd response from investor, "I spoke with the head of credit at XXX and the intention of the guideline is that if they meet and apply any of the cash flow options, they wouldn’t need a CPA letter regardless. I will have them clarify in their next guideline update. We would prefer to not have to call this an exception but if we need then we will grant it.
													-- Clarification of interpretation of seller guideline received from investor. Cash flow analysis pg 554 in file, thus no XXX letter required.	XXX	C	A	C	A	C	A	C	A	C	A
2025060643	XXX	XXX	XXX	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	XXX	1	Closed	(XXX) Missing evidence of delivery to borrower of the re-disclosed LE. Timing requirment not met with XXX applied. - A revised Loan Estimate was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii))
									A revised Loan Estimate was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii))	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below maximum XXX% per guidelines.;	XXX- Exception is cleared with the attached copy of the borrower electronically signed copy of the XXX.	XXX - Exception is cleared with the attached copy of the borrower electronically signed copy of the XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060644	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Application date per Esign process summary on page 353 the application date was XXX. Missing initial 1003. Initial app in the file and all early disclosures including the initial XXX are dated XXX.	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months reserves exceeds XXX months required per guidelines.;	XXX - "Borrowers never signed the original XXX that was sent on XXX. It expired. A full new package was sent on XXX. The previous upload proves that we disclosed properly. This attachment shows the 1003 executed in XXX (within XXX). Please escalate to clear."
--Finding remains. Provide signed attestation addressing the application date, expired app, and date of the new app for the loan file.

												XXX - Attached copy of the initial 1003 is not executed.	XXX - Attestation provided that addresses the application date, expired app and date of redisclosure of application.	XXX	C	A	C	A	C	A	C	A	C	A
2025060644	XXX	XXX	XXX	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	XXX	1	Closed	Right to cancel expiration date same date as disbursement date on CD issued XXX on page 65-70.	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months reserves exceeds XXX months required per guidelines.;	XXX- Recd settlement statement.
--Still missing cover letter addressed to borrower explaining the reason for the issuance of the post-close CD.

XXX - Recd XXX.
												--Finding remains. Missing final settlement statement to confirm changes. Also missing cover letter addressed to borrower explaining the reason for the issuance of the post-close CD.	XXX - Cover letter provided addressing provided XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060644	XXX	XXX	XXX	Compliance	Missing Initial Disclosure(s)	XXX	1	Closed	Missing all initial disclosures. Application date per Esign process summary on page 353 the application date was XXX. Initial app in the file and all early disclosures including the initial LE are dated XXX.	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months reserves exceeds XXX months required per guidelines.;	XXX - Exception is cleared with the attached copy of the unexecuted XXX issued at initial application. Re-disclosed XXX in file is executed by the borrower.

XXX - Exception is partially cleared with the attached initial disclosure package.
												--Finding remains. Missing evidence of delivery to borrower of the affiliated business disclosure dated XXX.	XXX - Exception is cleared with the attached copy of the unexecuted XXX issued at initial application. Re-disclosed XXX in file is executed by the borrower.	XXX	C	A	C	A	C	A	C	A	C	A
2025060644	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for the sum of XXX (XXX) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	2	Acknowledged	XXX issued XXX on page 139 refers to decrease in lender credit, but no reason given for the decrease. -- The sum of XXX (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-XXX and -XXX; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
The sum of XXX (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months reserves exceeds minimum XXX months required per guidelines.;	XXX- Exception is downgraded to XXX with the attached PCCD, cover letter, refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.	Client: XXX - Exception is downgraded to XXX with the attached XXX, cover letter, refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.
													XXX - Exception is downgraded to XXX with the attached XXX, cover letter, refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.	XXX	C	B	C	B	C	B	C	B	C	B
2025060638	XXX	XXX	XXX	Credit	Unacceptable transaction type	XXX	1	Closed	Loan proceeds were used to payoff the newly acquired XXX on primary residence. Subject loan was approved as a business purpose cash out refinance of an investment property.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have verified $XXX in disposable income.;	XXX - Non-Business Purpose Loan is subject to XXX. Compliance review completed. Refer to XXX XXX.	XXX - Non-Business Purpose Loan is subject to XXX. Compliance review completed. Refer to XXX XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060638	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	2	Acknowledged	Approved DTI XXX% / Review DTI XXX% (Max XXX%), variance due to qualifying rate. Review used the fully indexed rate calculated over the fully amortizing period to determine qualifying XXX, as required per guidelines (XXX).		Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have verified $XXX in disposable income.;		Client: XXX Non-Material, DTI < XXX% Max Allowed.	XXX	C	B	C	B	C	B	C	B	C	B
2025060638	XXX	XXX	XXX	Credit	Missing Payoff/Demand Statement	XXX	1	Closed	Missing evidence that the borrowers XXX, XXX XXX, on primary residence, XXX, was paid in full and closed. An executed copy of the XXX request to close can be accepted.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have verified $XXX in disposable income.;	XXX - Exception re-reviewed. Verified payoff amount on the final settlement statement matches to the outstanding balance on the credit supplement, thus no qualifying payment on primary residence required.

XXX - Recd check issued to creditor for payoff.
--Finding remains. Missing credit supplement evidencing the XXX was paid and closed, XXX close out letter, or borrower executed copy of the XXX request to close. Documentation is needed to verify borrower is no longer able to advance any funds on the HELOC.

XXX - Attached credit supplement for evidence of payoff is prior to consummation and for HELOC ending in -XXX.
--Finding remains. Page 469 credit supplemental reflects XXX with a high credit of $XXX and $XXX balance ending in -XXX. This is the XXX for the borrower's primary residence and is being paid off with the subject transaction. Evidence this XXX was paid in full and closed is required.
XXX - Attached pre-consummation dated supplement is insufficient to satisfy the exception.
												--Finding remains. Missing credit supplement evidencing that the XXX, XXX with credit limit of $XXX has been paid and closed or an executed copy of the request to close the XXX.	XXX - Exception re-reviewed. Verified payoff amount on the final settlement statement matches to the outstanding balance on the credit supplement, thus no qualifying payment on primary residence required.	XXX	C	A	C	A	C	A	C	A	C	A
2025060638	XXX	XXX	XXX	Compliance	Missing Evidence of XXX	XXX	2	Acknowledged	Missing verification of XXX date with borrower.	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have verified $XXX in disposable income.;	XXX Duplicate copy of COC and LE issued XXX received with rate lock agreement.
** Finding remains, Per the borrower information sheet provided previously on XXX a lock request was submitted at XXX and on XXX at XXX the loan was locked.  Missing copy of XXX agreement and disclosure that corresponds with the original lock date on XXX.

												XXX - Attached loan information sheet indicates an initial rate lock date of XXX. File is missing the borrower signed XXX agreement. Missing re-disclosure XXX issued due to initial XXX.	Client: System generated loan notes discloses XXX history. This supports evidence of XXX.	XXX	C	B	C	B	C	B	C	B	C	B
2025060638	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed	Missing XXX for the addition of loan discount of $XXX on the CD issued XXX. --A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
									A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have verified $XXX in disposable income.;	XXX- Exception is cleared with the attached XXX and re-disclosed XXX.	XXX - Exception is cleared with the attached XXX and re-disclosed XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060640	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	1	Closed	Subject property is a XXX, Note is missing the XXX.	XXX	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified reserves - Reserves required of $XXX (XXX XXX on subject/XXX mos on REO), total verified reserves of $XXX;	XXX- Recd re-executed note reflecting XXX XXX number.	XXX - Recd re-executed note reflecting XXX XXX number.	XXX	C	A	C	A	C	A	C	A	C	A
2025060640	XXX	XXX	XXX	Compliance	Mortgage/Deed of Trust is Incomplete	XXX	1	Closed	Subject is a XXX, Deed of Trust is missing the Unit Number.	XXX	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified reserves - Reserves required of $XXX (XXX XXX on subject/XXX mos on REO), total verified reserves of $XXX;	XXX - Recd re-executed DOT reflecting XXX number and letter of intent to re-record.	XXX - Recd re-executed DOT reflecting XXX number and letter of intent to re-record.	XXX	C	A	C	A	C	A	C	A	C	A
2025060640	XXX	XXX	XXX	Property	Missing Required Property Inspection	XXX	1	Closed	NEW XXX - Subject is located in a XXX. Missing Post disaster property inspection to confirm subject was not impacted.	XXX	Verified credit history -XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified reserves - Reserves required of $XXX (XXX XXX on subject/XXX mos on REO), total verified reserves of $XXX.;	XXX - Recd Disaster Condition Report confirming no damage sustained from fire and wind, completed XXX.	XXX - Recd XXX Report confirming no damage sustained from XXX, completed XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060632	XXX	XXX	XXX	Compliance	Missing Final HUD-1	XXX	1	Closed	Missing final CD and XXX for the subject transaction. Only XXX CD provided for review which is dated XXX. Subject transaction date XXX. ** Note Compliance Submission is pending receipt of the all disclosures **	XXX	Verified housing payment history - More than XXX mths of mtg history verified XXX per XXX.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;		XXX Final CD dated XXX which was executed XXX received.	XXX	D	A	D	A	D	A	D	A	D	A
2025060632	XXX	XXX	XXX	Compliance	Missing evidence of the Seller Closing Disclosure	XXX	2	Acknowledged	Missing Seller CD for the subject transaction.		Verified housing payment history - More than XXX mths of mtg history verified XXX per CBR.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2025060632	XXX	XXX	XXX	Compliance	Missing XXX	XXX	1	Closed	Missing evidence of delivery of the XXX.	XXX	Verified housing payment history - More than XXX mths of mtg history verified XXX per CBR.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;		XXX XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025060632	XXX	XXX	XXX	Compliance	XXX or CD is Deficient	XXX	1	Closed	Missing copy of initial XXX issued XXX. Earliest XXX provided was dated XXX.	XXX	Verified housing payment history - More than XXX mths of mtg history verified XXX per CBR.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;		XXX Initial LE dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025060632	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	COC (pg 118) for XXX issued XXX does not disclose the date that the lock was changed from an XXX to fixed rate. Unable to verify disclosure was issued w/in XXX days of the change of circumstance.	XXX	Verified housing payment history - More than XXX mths of mtg history verified XXX per CBR.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;	XXX COC dated XXX received with XXX issued XXX.
												** Finding remains, Missing COC dated w/in XXX business days of the XXX issued XXX. COC in file pg 118 reflects date of change XXX with date of re-disclosure XXX. This change date is not w/in XXX business days and thus cannot be considered.	XXX Lender confirmed that the COC dated XXX coincides with the XXX issued XXX. (See XXX)	XXX	C	A	C	A	C	A	C	A	C	A
2025060632	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	2	Acknowledged	Added XXX based on final CD received XXX -- Lender credit of $XXX is not sufficient to cover the increased loan discount fee of $XXX added on XXX LE. XXX in file pg 118 reflects date of change XXX with date of re-disclosure XXX. This change date is not w/in XXX business days and thus cannot be considered.
A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	Verified housing payment history - More than XXX mths of mtg history verified XXX per CBR.; Verified credit history - XXX Fico w/a minimum requirement of XXX.;	XXX - XXX Recd XXX, cover letter, refund check for $XXX, and courier receipt to evidence delivery to borrower within XXX days of consummation.

XXX - Attached COC for XXX XXX does not provide the reason for  the increase to the lender's title insurance and recording fees. Still missing lock history reflecting the date the lock was changed that resulted in the increased discount fee of $XXX disclosed on XXX.

XXX - "Points didn't increase until XXX. Page 118 Changed Circumstance refers to initial disclosure date, then below that the date of re-disclosure which is XXX XXX when the $XXX increased. The COC is correct and issued to borrower same day of change which is within XXX days. Please clear or advise further."
--Finding remains. COC does not provide the date that the change occurred. Provide lock history reflecting the date the lock was changed.

XXX- Recd re-disclosed LE (XXX) and corresponding COC.
--Finding remains. Re-disclosed LE does not correspond with the exception, COC rate dependent with no changes to fees. Exception is related to the increase to the loan discount.

XXX Duplicate copy of COC dated XXX received with XXX.
												** Finding remains, disclosure was not issued w/in XXX business days of the change. In order to cure fee variance would have to be refunded with a PC CD, LOE to borrower, and proof of trackable delivery.	Client:XXX - XXX Recd XXX, cover letter, refund check for $XXX, and courier receipt to evidence delivery to borrower within XXX days of consummation.	XXX	C	B	C	B	C	B	C	B	C	B
2025060635	XXX	XXX	XXX	Compliance	XXX account disclosure statement not delivered at closing	XXX	1	Closed	XXX account disclosure statement not delivered at closing	XXX	Verified housing payment history - Borrower has XXX months of verified mortgage history with XXX history.;		XXX Received.	XXX	C	A	C	A	C	A	C	A	C	A
2025060635	XXX	XXX	XXX	Credit	Unacceptable transaction type	XXX	2	Acknowledged	Lender approved exception, property listed w/in XXX months of note date (pg 489,216/191,442).		Verified housing payment history - Borrower has XXX months of verified mortgage history with XXX history.;		Client: XXX - Investor Acknowledged Exception (pg 442)	XXX	C	B	C	B	C	B	C	B	C	B
2025060635	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Lender approved exception, XXX at time of application (pg 489). Missing investor approved exception form.	Verified housing payment history - Borrower has XXX months of verified mortgage history with XXX history.;	XXX - XXX Recd operating agreement to evidence borrower was the only member and XXX for which subject property was previously vested. Investor acknowledged exception for vesting in the name of XXX at time of application previously presented XXX.

XXX - Attached rebuttal with articles og organization are insufficient to satisfy the exception.
--Finding remains. As per XXX, XXX must be majority owned or controlled by the borrow to be counted towards meeting the XXX-month ownership requirement. Missing CPA letter or Operating Agreement verifying borrower was majority owner of XXX.

XXX - Recd preliminary title report.
--Finding remains. Missing documentation to verify that borrower was XXX% owner of XXX, XXX.

XXX Copy of QCD transferring title from XXX to borrower received.
**Finding remains, missing documentation to verify that borrower was XXX% owner of XXX.
												XXX Investor approved exception for property being listed w/in XXX mths of the Note date received. Missing investor acknowledgment of Title being vested in the name of XXX and documentation to verify that borrower was XXX% owner of XXX.	Client: XXX - XXX Recd operating agreement to evidence borrower was the only member and XXX for which subject property was previously vested. Investor acknowledged exception for vesting in the name of XXX at time of application previously presented XXX.	XXX	C	B	C	B	C	B	C	B	C	B
2025060635	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed	Missing copy of current lease agreement for subject property, property is indicated to be tenant occupied with rent of $XXX.	XXX	Verified housing payment history - Borrower has XXX months of verified mortgage history with XXX history.;	XXX - Recd evidence of XXX months receipt receipt to business account. Review XXX search confirms borrower is agent. Expired lease presented XXX. Notice of rent increase presented XXX.

XXX - Recd original lease agreement.
--Finding remains. Missing evidence of current receipt.

XXX Notice to increase rent to $XXX as of XXX received.
												**Finding remains, notice is executed by landlord only and a copy of the original lease was not provided.	XXX - Recd evidence of XXX months receipt receipt to business account. Review XXX search confirms borrower is agent. Expired lease presented XXX. Notice of rent increase presented XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060637	XXX	XXX	XXX	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $XXX	XXX	2	Acknowledged	Compliance report in file under-disclosed $XXX (pg 2386). -- The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The XXX considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The XXX considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)	Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified credit history - Middle credit score XXX > XXX required.;	XXX - EV2/B Recd PCCD, cover letter, new refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days from consummation.

XXX- Recd evidence that a stop payment was placed on original refund check.
--Finding remains. Missing copy of new refund check. New Shipping label (XXX) reflects label created.

XXX - Recd new tracking receipt(XXX).
--Finding remains.  Previous tracking receipt (XXX) confirms evidence of delivery of the cure package to wrong address, XXX, XXX, on XXX. Missing copy of canceled check to evidence borrower received the cure package and deposited the check -XXX- evidence of delivery of a cure package with new refund check issued to borrower at subject property address.

XXX - Recd XXX, refund check $XXX, cover letter, and courier tracking receipt. Cure package was sent to the borrowers departing rental address, not to subject property.

XXX - Recd XXX, finance charge and amount financed increased by $XXX
--Finding remains. Missing is the evidence of refund to borrower of $XXX, cover letter, with evidence of trackable delivery to borrower.

XXX - Recd XXX.
--Finding remains. Missing XXX cover letter addressing the reason for re-disclosure XXX, copy of refund check, and evidence of trackable delivery to borrower.

XXX - Attached compliance report is insufficient to satisfy the exception.
--Attached report was performed with PCCD XXX, which was not provided for review.	Client: XXX - XXX Recd XXX, cover letter, new refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days from consummation.
													XXX - XXX Recd PCCD, cover letter, new refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days from consummation.	XXX	C	B	C	B	C	B	C	B	C	B
2025060634	XXX	XXX	XXX	Credit	Missing Divorce Decree and/or Separation Agreement	XXX	1	Closed	File contains a Divorce Decree (pg 514) and Parenting Agreement (pg 534). Based on ages of children (pg 516), XXX are still minors. Borrower was not required to pay child support due to maintenance payments of $XXX/mo which ended in XXX. Missing Exhibit A to parenting agreement. Unable to confirm borrower is still not responsible for child support.	XXX	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Low DTI - DTI of XXX%, maximum of XXX% allowed. ; Verified reserves - XXX months of PITI reserves required, XXX months of PITI reserves verified. ;	XXX - Exception re-reviewed and cleared. DTI < XXX% variance from the approved DTI with XXX for the XXX minor XXX considered.

XXX - Recd investor response, I would like to offer the following information for consideration regarding the condition for Exhibit A to the XXX:

-Although the file does not contain the Exhibit A to the Parenting Agreement, Section D of the parenting agreement does state that the parties agree to waive the XXX based on the XXX time split and the spousal maintenance the borrower was to pay to ex-spouse for XXX years, expiring in XXX.
-There are XXX children remaining under the age of XXX
-In a worst case scenario per the Schedule D below, using $XXX, this adds $XXX, resulting in a DTI of XXX% (based on info in the 1008). Borrower still qualifies easily and could qualify with a much higher payment.

Based on the above information, we respectfully request that the condition be waived/downgraded.

XXX - "Parenting plan has clear language that XXX was waived by both parties based on the XXX parenting plan and the requirement for any maintenance has since expired".
												--Finding remains. Missing Exhibit A to XXX agreement.	XXX - Exception re-reviewed and cleared. DTI < XXX% variance from the approved DTI with XXX for the XXX XXX considered.	XXX	C	A	C	A	C	A	C	A	C	A
2025060634	XXX	XXX	XXX	Property	Non-Warrantable XXX	XXX	2	Acknowledged	Per lender exception request (pg 200) subject is Non-warrantable XXX.		Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Low DTI - DTI of XXX%, maximum of XXX% allowed. ; Verified reserves - XXX months of PITI reserves required, XXX months of PITI reserves verified. ;		Client: XXX- Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025060641	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for the sum of XXX (XXX) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	1	Closed	No reason given for seller credit decrease on XXX (pg 181). The sum of XXX (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
Cleared
									The sum of XXX (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-XXX and -XXX; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	XXX	Verified reserves - XXX months of PITI reserves required, verified PITI reserves of XXX months. ; Low DTI - XXX% DTI, maximum DTI of XXX% allowed. ;	XXX - Recd XXX email, reprice due to UW exception.	XXX - Recd lock email, reprice due to UW exception.	XXX	C	A	C	A	C	A	C	A	C	A
2025060641	XXX	XXX	XXX	Credit	Missing Asset Documentation Type	XXX	2	Acknowledged	Exception to utilize business assets for cash to close and reserves with XXX NSF/Overdraft in the last XXX months (pg 544).		Verified reserves - XXX months of PITI reserves required, verified PITI reserves of XXX months. ; Low DTI - XXX% DTI, maximum DTI of XXX% allowed. ;		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025060641	XXX	XXX	XXX	Credit	Missing CPA Letter	XXX	2	Acknowledged	Missing CPA letter confirming borrower is XXX% owner. VOE (pg 456) states borrower is XXX% owner however no evidence this was confirmed by CPA. Secretary of State document does not confirm XXX% ownership. Income qualification based on XXX% ownership which was not verified.	Verified reserves - XXX months of PITI reserves required, verified PITI reserves of XXX months. ; Low DTI - XXX% DTI, maximum DTI of XXX% allowed. ;	XXX Email received from investor acknowledging exception based on the documentation provided.

XXX - Recd Stock Purchase Agreement to evidence borrowers ownership of the business, which coincides with agent change.
--Finding remains. Missing investor approved exception to utilize alternative documentation to evidence ownership.

XXX - Attached screen print from the borrowers website is insufficient to satisfy the exception.
												--Finding remains. Missing XXX letter or operating agreement confirming XXX% ownership.	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025060633	XXX	XXX	XXX	Compliance	Missing evidence of the Seller HUD1	XXX	2	Acknowledged	Missing Seller Closing Disclosure.		Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months PITI reserves required, XXX months of reserves verified.;		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2025060633	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Investor approved exception noted in file for borrower living rent free.		Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months PITI reserves required, XXX months of reserves verified.;		Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025060642	XXX	XXX	XXX	Credit	Undisclosed or Excluded Debt	XXX	1	Closed	Missing documentation of excluded debt. Per 1003 (pg 9) lender excluded payment of $XXX to Schools First report on credit report (pg 253). Lender approval (pg 618) required XXX months of cancelled checks confirming payments were paid by non-borrower. Notes indicate that insufficient documentation was provided. DTI if this debt is included would be XXX% which exceeds maximum of XXX% allowed.	XXX	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ;	XXX - Recd lender signed attestation confirming lender verified with bank that borrower is not a joint owner on the account remitting payments on the installment liability that was excluded in qualifying. Loan transaction activity and bank statements were presented XXX to document XXX party remitting payments to support the exclusion of the liability in qualifying.

XXX - Posted response is insufficient to satisfy the finding.
--Finding remains. Missing evidence borrower is not a joint owner, Schools XXX  XXX, to confirm the liability is being paid by XXX and supports the exclusion of the debt in qualifying.

XXX - Recd  loan transaction activity statement.
												--Finding remains. Missing complete copy of non-borrower bank statement, Schools XXX, to confirm the account remitting the payments does not belong to the borrower.	XXX- Recd lender signed attestation confirming lender verified with bank that borrower is not a joint owner on the account remitting payments on the installment liability that was excluded in qualifying. Loan transaction activity and bank statements were presented XXX to document XXX party remitting payments to support the exclusion of the liability in qualifying.	XXX	C	A	C	A	C	A	C	A	C	A
2025060639	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	1	Closed	Missing copies of the lease agreements for XXX to support the disclosed rent on the appraisal (p89). Required for DSCR refinances per guidelines.	XXX	Verified reserves - XXX months reserves or $XXX required, cash out proceeds XXX months or $XXX; Verified housing payment history - XXX required, XXX in open active mortgages documented.;	XXX - Recd lease agreements for XXX.	XXX- Recd lease agreements for XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060639	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing documentation used to clear the XXX hit for the underwriter (p403). Comment on fraud report is "cleared on previous files"	XXX	Verified reserves - XXX months reserves or $XXX required, cash out proceeds XXX months or $XXX; Verified housing payment history -XXX required, XXX in open active mortgages documented.;	XXX- Recd email correspondence from sellers risk team, Using the additional information we have on our employees, we were able to confirm XXX the XXX that you are not XXX and the same with the individual(s) on the (fraud) report. Going forward, you will be able to clear yourself and update (XXX) with the following rationale (XXX) was cleared on a previous loan.	XXX - Recd email correspondence from sellers risk team, Using the additional information we have on our employees, we were able to confirm XXX the XXX website that you are not XXX and the same with the individual(s) on the (XXX) report. Going forward, you will be able to clear yourself and update (XXX) with the following rationale (name) was cleared on a previous loan.	XXX	C	A	C	A	C	A	C	A	C	A
2025060629	XXX	XXX	XXX	Credit	Residency documentation is missing or incomplete	XXX	1	Closed	The borrower's citizenship is not indicated on the final 1003 (p11). Per the initial 1003, the borrower is a XXX.	XXX	Verified credit history - FICO XXX, minimum required XXX; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified. ;	XXX - Recd updated 1003. Citizenship matches to the initial 1003, thus the update is not considered material requiring borrower signature.	XXX - Recd updated 1003. Citizenship matches to the initial 1003, thus the update is not considered material requiring borrower signature.	XXX	C	A	C	A	C	A	C	A	C	A
2025060629	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	1) Current address is missing from the final 1003 (p11). Per the REO schedule the primary residence is XXX. 2) Final 1003 Declarations are incomplete - XXX and XXX are blank.	XXX	Verified credit history - FICO XXX, minimum required XXX; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified. ;	XXX - Recd copy of completed final 1003.	XXX - Recd copy of completed final 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025060629	XXX	XXX	XXX	Property	Appraisal Discrepancy	XXX	1	Closed	Appraisal condition rating of XXX does not appear to be supported, no updates noted and in particular XXX kitchen reflects issues with drywall, no commentary provided by the appraiser (photos p554). Rear door window appears to be missing glass with carboard in place (p550).	XXX	Verified credit history - FICO XXX, minimum required XXX; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified. ;	XXX - Recd updated appraisal report, condition changed to XXX noting minor cosmetic issues. --Investor accepts the updates to the appraisal.	XXX - Recd updated appraisal report, condition changed to XXX noting minor cosmetic issues. --Investor accepts the updates to the appraisal.	XXX	C	A	C	A	C	A	C	A	C	A
2025060629	XXX	XXX	XXX	Credit	Missing Source of Funds	XXX	1	Closed	Missing source of the following deposits. Per guidelines large deposits for DSCR loans are any deposit more than XXX% of the loan amount, $XXX $XXX $XXX $XXX $XXX $XXX	XXX	Verified credit history - FICO XXX, minimum required XXX; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified. ;	XXX- Recd credit card statement to source $XXX cash advance on XXX. Review confirmed source of $XXX and $XXX deposits from account XXX (pg 407-408). On XXX, Recd credit card statements to source the following deposits:
XXX
XXX

XXX -  Deposit XXX $XXX + $XXX already in account transferred to XXX Acct xXXX for $XXX.
(Cash Advance into XXX).
--Finding remains.
BOA XXX - Statement XXX reflects cash advance on XXX/ Fee $XXX
BOAXXX- Statement XXX reflects cash advance on XXX / Fee $XXX
Missing source of deposits:
$XXX
$XXX
$XXX

XXX - Recd credit card statements to source the following deposits:
XXX
XXX
--Finding remains. Missing source of deposits:
$XXX
$XXX
$XXX	XXX - Recd credit card statement to source $XXX cash advance on XXX. Review confirmed source of $XXX and $XXX deposits from account XXX (pg 407-408). On XXX, Recd credit card statements to source the following deposits:
XXX
													XXX	XXX	C	A	C	A	C	A	C	A	C	A
2025060630	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Missing Exhibit A Legal Description to the Mortgage (pg 259).	XXX	Low DTI - XXX% DTI, maximum of XXX% allowed. ; Verified reserves - XXX months of subject PITI reserves required. Verified reserves of XXX months of subject PITI. ;		XXX - Recd recorded Deed of Trust with legal description included.	XXX	C	A	C	A	C	A	C	A	C	A
2025060630	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	2	Acknowledged	CPA letter (pg 150, 422) was used to confirm ownership percentage and use of business assets. Letter is undated. Missing dated CPA letter.		Low DTI - XXX% DTI, maximum of XXX% allowed. ; Verified reserves - XXX months of subject PITI reserves required. Verified reserves of XXX months of subject PITI. ;	XXX - XXX Attached post-consummation dated tax preparer letter is accepted in support of the undated tax preparer letter provided in file with pre-consummation dated online business and XXX searches.	Client: XXX - XXX Attached post-consummation dated tax preparer letter is accepted in support of the undated tax preparer letter provided in file with pre-consummation dated online business and XXX searches.	XXX	C	B	C	B	C	B	C	B	C	B
2025060630	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged	Final 1003 (pg 26) lists assets with XXX which were not verified in the file. Missing asset verification for these accounts.		Low DTI - XXX% DTI, maximum of XXX% allowed. ; Verified reserves - XXX months of subject PITI reserves required. Verified reserves of XXX months of subject PITI. ;		Mitigated Risk: XXX Non-Material as sufficient assets were verified to meet the reserves requirement with these accounts omitted.	XXX	C	B	C	B	C	B	C	B	C	B
2025060625	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing CPA letter confirming that use of business funds from XXX Sports Management will not have a negative impact on the business.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. ;	XXX - This is an invalid suspense. Business funds were not needed to qualify. Borrower had sufficient personal funds documented and sufficient retirement balance to meet the XXX% rule not requiring proof of liquidation.
--Partially agree, lender included business assets on the final 1003. Assets listed should be property verified and documented in file. Cash to close / reserve requirements are met with business assets excluded.	XXX - This is an invalid suspense. Business funds were not needed to qualify. Borrower had sufficient personal funds documented and sufficient retirement balance to meet the XXX% rule not requiring proof of liquidation.
													--Partially agree, lender included business assets on the final 1003. Assets listed should be property verified and documented in file. Cash to close / reserve requirements are met with business assets excluded.	XXX	C	A	C	A	C	A	C	A	C	A
2025060623	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing documentation to support the deposits from the following entities were from business related income: XXX LLC $XXX, $XXX, $XXX. XXX. Review DTI with these deposits excluded is XXX%.	XXX	Verified credit history - XXX fico w/a minimum requirement of XXX.; Low LTV/CLTV/HCLTV - XXX% LTV/CLTV w/a max allowed of XXX%.;	XXX
$XXX ($XXX deposited) Validated with Invoice and check copy

$XXX ($XXX deposited)Validated with invoice and check copy

$XXX XXX ($XXX deposited). Validated with Invoice and check copy

$XXX ($XXX deposited). Validated with invoice and check copy

XXX - Attached invoices are insufficient to satisfy the exception, labor and cost of materials are not itemized.
--Finding remains. Expense factor must be typical for the industry. Missing explanation to support XXX% expense factor for XXX/XXX business with XXX part-time employee.

XXX - "We removed the large deposits they listed from XXX, XXX, and $XXX XXX/XXX, and used a XXX expense ratio of XXX%, XXX Tax Professional Attestation form, tax preparer is XXX, and used expense factor is XXX%. Monthly Income is $XXX, and DTI is XXX."

Included is updated 1008 and bank statement calculator. DTI XXX% with large deposits excluded using minimum expense factor allowed of XXX%., tax preparer expense factor is XXX%.

Expense factor must be typical for the industry. Missing explanation to support XXX% expense factor for XXX/XXX business with XXX part-time employee.	XXX The following deposits were include as invoices that support the check copies in file with LOE. $XXX XXX ($XXX deposited) Validated with Invoice and check copy, $XXX ($XXX deposited)Validated with invoice and check copy
													$XXX ($XXX deposited). Validated with Invoice and check copy, $XXX ($XXX deposited). Validated with invoice and check copy, XXX - Review Final DTI using the standard XXX% expense ratio is XXX%, Lender approved DTI XXX%	XXX	C	A	C	A	C	A	C	A	C	A
2025060623	XXX	XXX	XXX	Credit	Income Calculation Discrepancy	XXX	1	Closed	Lender did not exclude deposit of $XXX which was part of the deposit of $XXX on XXX. Check copy from XXX was not business related income (pg 183). Verification of additional deposits from XXX, LLC and XXX are also pending. See XXX - Income Documentation is Insufficient for additional details of deposits.	XXX	Verified credit history - XXX fico w/a minimum requirement of XXX.; Low LTV/CLTV/HCLTV - XXX% LTV/CLTV w/a max allowed of XXX%.;	XXX- "We removed the large deposits they listed from XXX, XXX, and $XXX XXX, and used a XXX expense ratio of XXX%, XXX Tax Professional Attestation form, tax preparer is XXX, and used expense factor is XXX%. Monthly Income is $XXX, and DTI is XXX."

Included is updated 1008 and bank statement calculator. DTI XXX% with large deposits excluded using minimum expense factor allowed of XXX%., tax preparer expense factor is XXX%. Refer to remaining XXX exception.	XXX - "We removed the large deposits they listed from XXX, XXX, and $XXX XXX, and used a XXX-party expense ratio of XXX%, PFA Tax Professional XXX, tax preparer is XXX, and used expense factor is XXX%. Monthly Income is $XXX, and DTI is XXX."

													Included is updated 1008 and bank statement calculator. DTI XXX% with large deposits excluded using minimum expense factor allowed of XXX%., tax preparer expense factor is XXX%. Refer to remaining XXX exception.	XXX	C	A	C	A	C	A	C	A	C	A
2025060622	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed	Initial CD not in file. Only the final CD dated XXX pg 81 provided.
The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrowers have been self employed owners of XXX Inc for XXX years as verified by XXX.;	XXX - Recd borrower esigned initial cd.

XXX - Recd initial CD (XXX). Missing evidence of delivery to borrower. Timing requirement not met with XXX applied.

												The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX - Recd borrower esigned initial cd.	XXX	C	A	C	A	C	A	C	A	C	A
2025060622	XXX	XXX	XXX	Compliance	Missing XXX Rider	XXX	1	Closed	Missing XXX rider. Final title incorporates endorsements XXX (XXX).	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrowers have been self employed owners of XXX Inc for XXX years as verified by XXX.;	XXX - Recd amendment to title policy removing the XXX endorsement. Appraisal does not indicate property is a XXX.	XXX - Recd amendment to XXX policy removing the XXX endorsement. Appraisal does not indicate property is a XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060622	XXX	XXX	XXX	Property	Appraisal Discrepancy	XXX	1	Closed	Appraisal does not indicate the property to be a XXX. Final title incorporates endorsements XXX (XXX). Missing corrected appraisal with corrected XXX designation and verification of HOA fees for XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrowers have been self employed owners of XXX Inc for XXX years as verified by XXX.;	XXX - Recd amendment to title policy removing the XXX endorsement. Appraisal does not indicate property is a XXX	XXX - Recd amendment to XXX policy removing the XXX endorsement. Appraisal does not indicate property is a XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025060622	XXX	XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	1	Closed	.
									The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrowers have been self employed owners of XXX Inc for XXX years as verified by XXX.;		XXX	XXX	C	A	C	A	C	A	C	A	C	A
2025060636	XXX	XXX	XXX	Compliance	Document Intent to Proceed with the Transaction	XXX	1	Closed	Missing documented intent to proceed date. -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified employment history - Borrower has been self employed and XXX XXX Inc for XXX+ years per CPA.;	XXX - Recd intent to proceed.	XXX - Recd intent to proceed.	XXX	C	A	C	A	C	A	C	A	C	A
2025060621	XXX	XXX	XXX	Compliance	XXX Appraisal Requirements are Not Met	XXX	2	Acknowledged	Appraiser did not include a statement that the appraisal was prepared in accordance with XXX and Title XXX of XXX and any implementing regulations.		Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified employment history - Borrower has owned current business XXX years.;		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B